Average Annual Total Returns		2 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Innovator International Developed Power Buffer ETF - November
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.41%	5.58%
Performance Inception Date	Oct. 31, 2023
Innovator International Developed Power Buffer ETF - November | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.41%	5.58%
Innovator International Developed Power Buffer ETF - November | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.48%	3.30%
MSCI EAFE Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		16.48%	3.82%
MSCI EAFE Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.66%	1.15%